UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04864

Exact name of registrant as specified in charter:	Jennison Value Fund

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2007
(Registrant changed its fiscal
year end from October 31)

Date of reporting period:	7/31/2007

Item 1. Schedule of Investments

Jennison Value Fund

Schedule of Investments

as of July 31, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.7%
COMMON STOCKS
Aerospace & Defense 1.0%
228,500	Honeywell International, Inc.	$13,141,035

Biotechnology 1.1%
281,000	Amgen, Inc.(a)	15,100,940

Building Products 1.5%
362,100	American Standard Cos., Inc.	19,571,505

Capital Markets 4.1%
692,362	Bank of New York Mellon Corp. (The)	29,460,003
465,200	UBS AG	25,618,564

		55,078,567

Chemicals 1.3%
378,700	E.I. du Pont de Nemours & Co.	17,696,651

Commercial Banks 1.5%
1,719,974	Royal Bank of Scotland Group PLC (United Kingdom)	20,477,773

Commercial Services & Supplies 1.8%
653,660	Waste Management, Inc.	24,858,690

Communications Equipment 1.8%
503,200	Motorola, Inc.	8,549,368
388,300	QUALCOMM, Inc.	16,172,695

		24,722,063

Computers & Peripherals 3.0%
151,500	International Business Machines Corp.	16,763,475
975,400	Seagate Technology	22,931,654

		39,695,129

Consumer Finance 2.2%
220,100	American Express Co.	12,884,654
328,900	SLM Corp.	16,172,013

		29,056,667

Diversified Consumer Services 3.4%
546,800	Career Education Corp.(a)(b)	16,229,024
1,497,800	H&R Block, Inc.	29,881,110

		46,110,134

Diversified Financial Services 6.6%
530,403	Bank of America Corp.	25,151,710

684,600	Citigroup, Inc.	31,881,822
420,200	JPMorgan Chase & Co.	18,493,002
120,000	KKR Private Equity Investors LLP	2,424,000
536,200	KKR Private Equity Investors LLP-RDU, Private Placement, 144A (cost $13,370,899; purchased 5/3/06-5/5/06)(f)(g)	10,831,240

		88,781,774

Diversified Telecommunication Services 1.6%
518,950	Verizon Communications, Inc.	22,117,649

Electric Utilities 2.2%
180,600	Entergy Corp.	18,052,776
272,400	Progress Energy, Inc.(b)	11,892,984

		29,945,760

Electronic Equipment & Instruments 1.4%
362,900	Sony Corp., ADR (Japan)	19,139,346

Food & Staples Retailing 2.9%
818,300	Kroger Co. (The)	21,243,068
384,500	Wal-Mart Stores, Inc.	17,667,775

		38,910,843

Food Products 4.7%
700,700	Cadbury Schweppes PLC, ADR (United Kingdom)	34,845,811
1,119,100	ConAgra Foods, Inc.	28,369,185

		63,214,996

Health Care Providers & Services 1.9%
760,700	Omnicare, Inc.(b)	25,224,812

Household Products 1.7%
332,900	Kimberly-Clark Corp.	22,394,183

Independent Power Producers & Energy Traders 1.5%
525,400	NRG Energy, Inc.(a)(b)	20,254,170

Industrial Conglomerates 2.2%
776,400	General Electric Co.	30,093,264

Insurance 7.9%
515,600	American International Group, Inc.	33,091,208
431,300	Axis Capital Holdings Ltd.	15,893,405
548,200	Loews Corp.	25,984,680
320,200	MBIA, Inc.	17,963,220
791,800	Montpelier Re Holdings Ltd.(b)	12,550,030

		105,482,543

Internet & Catalog Retail 0.6%
295,300	IAC/InterActiveCorp.(a)	8,486,922

Media 5.0%
800,500	Comcast Corp. (Class A)(a)(b)	21,029,135

716,812	Liberty Global, Inc.(Series C)(a)	28,557,790
42,700	Time Warner, Inc.	822,402
1,486,500	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	17,020,425

		67,429,752

Metals & Mining 1.2%
178,332	Freeport-McMoRan Copper & Gold, Inc., (Class B)(b)	16,759,641

Multi-Utilities 1.7%
421,400	Sempra Energy	22,216,208

Office Electronics 1.4%
1,075,600	Xerox Corp.(a)	18,779,976

Oil, Gas & Consumable Fuels 14.9%
338,000	Anadarko Petroleum Corp.	17,011,540
144,800	Devon Energy Corp.	10,803,528
443,700	Hess Corp.(b)	27,154,440
299,900	Marathon Oil Corp.	16,554,480
220,600	Murphy Oil Corp.	13,686,024
618,000	Nexen, Inc.	19,232,160
499,700	Occidental Petroleum Corp.	28,342,984
496,200	Petroleo Brasileiro SA, ADR (Brazil)(b)	32,203,380
292,200	Suncor Energy, Inc.	26,435,334
199,600	Williams Cos., Inc. (The)	6,437,100
236,629	Trident Resources Corp., Private (Canada)(cost $9,942,621; purchased 3/11/05-1/5/06)(a)(f)(g)	2,218,120

		200,079,090

Pharmaceuticals 3.5%
262,000	Abbott Laboratories	13,280,780
383,200	Novartis AG, ADR (Switzerland)	20,673,640
257,900	Wyeth	12,513,308

		46,467,728

Semiconductors & Semiconductor Equipment 1.5%
1,851,200	Spansion, Inc. (Class A)(a)(b)	19,641,232

Software 3.0%
459,700	Microsoft Corp.	13,326,703
1,374,800	Symantec Corp.(a)	26,396,160

		39,722,863

Specialty Retail 1.7%
515,600	Best Buy Co., Inc.(b)	22,990,604

Textiles, Apparel & Luxury Goods
200	Nike, Inc. (Class B)	11,290

Thrifts & Mortgage Finance 2.1%
237,925	Fannie Mae	14,237,432
832,940	Peoples United Financial, Inc.	13,426,993

		27,664,425

Tobacco 1.9%
380,740	Altria Group, Inc.	25,307,788

Wireless Telecommunication Services 3.9%
305,200	Alltel Corp.	20,127,940
1,539,525	Sprint Nextel Corp.	31,606,448

		51,734,388

	TOTAL LONG-TERM INVESTMENTS (cost $ 1,122,458,254)	1,338,360,401

SHORT-TERM INVESTMENT 13.2%
Affiliated Money Market Mutual Fund

177,756,158	Dryden Core Investment Fund - Taxable Money Market Series (cost $177,756,158; includes $ 177,755,726 of cash collateral received for securities on loan)(c)(d)	177,756,158

	TOTAL INVESTMENTS(e) 112.9% (cost $1,300,214,412)(h)	1,516,116,559
	Liabilities in excess of other assets (12.9%)	(173,444,779)

	NET ASSETS 100.0%	$1,342,671,780

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt

RDU – Restricted Depositary Unit

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $166,877,121; cash collateral of $177,755,726 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Dryden Core Investment Fund – Taxable Money Market Series.
(e)	As of July 31, 2007, three securities representing $33,527,133 and 2.5% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.
(f)	Indicates an illiquid security.
(g)	Indicates a security is restricted to resale. The aggregate cost of such securities are $23,313,520. The aggregate value of $13,049,360 is approximately 1.0% of net assets.
(h)	The United States federal income tax basis of the Fund’s investments was $1,303,673,009; accordingly net unrealized appreciation on investments for federal income tax purposes was $212,443,550 (gross unrealized appreciation $254,628,750; gross unrealized depreciation $42,185,200). The difference between the book and the tax basis is attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

Short-term securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Value Fund

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date September 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date September 26, 2007

*	Print the name and title of each signing officer under his or her signature.